UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: _________________
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Roark, Rearden & Hamot Capital Management, LLC*
Address:    420 Boylston Street
            Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seth W. Hamot
Title:      Managing member
Phone:      (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot                Boston, MA                 November 14, 2007
----------------------       --------------------        ----------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:     $125,655
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.          Form 13F File Number      Name

    1            28-11734                  Costa Brava Partnership III L.P.
    2            28-11736                  Roark, Rearden & Hamot, LLC
    3            28-11733                  Seth W. Hamot


                        Costa Brava Partnership III L.P.
                   Form 13F Information Table as of 9/30/2007

                                                                          Market
                                  Title of                    PRN         Value Long   Invesment     Other        Voting Authority
Description                       Class        Cusip          Amount      x1000        Discretion   Managers   Sole    Shares   None
------------------------------    --------     ----------     ---------   ----------   ----------   --------  -------  ------   ----

ALESCO FINL INC                   COM          014485106        125,000     615.00       Sole                 125,000
BALDWIN TECHNOLOGY INC            CL A         058264102        674,360      3,379       Sole                 674,360
BRADLEY PHARMACEUTICALS INC       COM          104576103      1,627,700     29,624       Sole               1,627,700
BROOKLINE BANCORP INC DEL         COM          11373M107        360,000      4,172       Sole                 360,000
CANETIC RES TR                    COM          137513107         77,600      1,189       Sole                  77,600
CCA INDS INC                      COM          124867102        574,300      5,433       Sole                 574,300
DELTA FINANCIAL CORP              COM          247918105         65,000        319       Sole                  65,000
DG FASTCHANNEL INC                COM          23326R109        994,991     23,462       Sole                 994,991
HAWK CORP                         CL A         420089104         50,000        694       Sole                  50,000
I-MANY INC                        COM          44973Q103        804,271      2,316       Sole                 804,271
IMPAC MTG HLDGS INC               COM          45254P102        461,000        710       Sole                 461,000
MATRIXX INITIATIVES INC           COM          57685L105         70,842      1,401       Sole                  70,842
MITCHAM INDS INC                  COM          606501104        280,764      5,413       Sole                 280,764
OCWEN FINL CORP                   COM NEW      675746309      1,507,000     14,211       Sole               1,507,000
OMNIVISION TECHNOLOGIES INC       COM          682128103        205,000      4,660       Sole                 205,000
ORANGE 21 INC                     COM          685317109        745,595      3,698       Sole                 745,595
PECO II INC                       COM          705221109      1,018,091        713       Sole               1,018,091
SALIX PHARMACEUTICALS INC         COM          795435106        500,100      6,211       Sole                 500,100
TECHTEAM GLOBAL INC               COM          878311109      1,216,874     14,481       Sole               1,216,874
TIER TECHNOLOGIES INC             CL B         88650Q100          6,320         64       Sole                   6,320
UNIFI INC                         COM          904677101      1,050,800      2,890       Sole               1,050,800